Related parties	12 Months Ended
Dec. 31, 2020
Related parties [Abstract]
Related parties
Note 10.- Related parties

The related parties of the Company are primarily Algonquin and its subsidiaries, non-controlling interests (Note 13), entities accounted for under the equity method (Note 7) and directors and the senior management of the Company.

Details of balances with related parties as of December 31, 2020 and 2019 are as follows:

	Balance as of December 31,
	2020	2019

Credit receivables (current)	23,067	13,350
Credit receivables (non-current)	10,082	21,355
Total receivables from related parties	33,149	34,705

Credit payables (current)	18,477	23,979
Credit payables (non-current)	6,810	17,115
Total payables to related parties	25,287	41,094

Current credit receivables as of December 31, 2020 mainly correspond to the short-term portion of the loan to Arroyo Netherland II B.V., the holding company of Pemcorp SAPI de CV., Monterrey´s project entity (Note 7) for $15.5 million ($4.0 million as of December 31, 2019) and to a dividend to be collected from Amherst Island Partnership for $4.3 million ($5.5 million as of December 31, 2019).

Non-current credit receivables as of December 31, 2020 and December 31, 2019 correspond to the long-term portion of the loan to Arroyo Netherland II B.V.

Credit payables relate to debts with non-controlling interests partners in Kaxu, Solaben 2&3 and Solacor 1&2 for an amount of $21.1 million as of December 31, 2020 ($35.6 million as of December 31, 2019). Current credit payables also include the dividend to be paid from Atlantica Yield Energy Solutions Ltd to Algonquin for $4.2 million as of December 31, 2020 ($5.4 million as of December 31, 2019).

The transactions carried out by entities included in these consolidated financial statements with related parties not included in the consolidation perimeter of Atlantica, for the years ended December 31, 2020, 2019 and 2018 have been as follows:

	For the year ended December 31,
	2020	2019	2018
Services received	-	-	(101,582)
Financial income	2,017	978	3,721
Financial expenses	(155)	(195)	(398)

Services received in 2018 primarily included operation and maintenance services received by some assets from Abengoa and subsidiaries of Abengoa, which had been related parties during these years. Further to the sale of its remaining 16.47% stake in the Company to Algonquin on November 27, 2018, Abengoa ceased to fulfill the conditions to be a related party as per IAS 24 - Related Parties Disclosures.

The total amount of the remuneration received by the Board of Directors of the Company, including the CEO, amounts to $3.4 million in 2020 ($2.5 million in 2019), including $1.0 million of annual bonus ($1.0 million in 2019). The increase of the total remuneration in 2020 is mainly due to the CEO having received a long-term award of $0.8 million in 2020. No long-term awards have vested in 2019. None of the directors received any pension remuneration in 2020 nor 2019.